Annual Operating Expenses {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-11 - Fidelity Managed Retirement Income Fund	Sep. 29, 2020
Fidelity Advisor Managed Retirement Income Fund-Class A
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.70%
Fidelity Advisor Managed Retirement Income Fund-Class I
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%